Summary of Significant Accounting Policies (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2021
Cost of revenue	$ 89,939	$ 28,576	$ 216,011	$ 68,351	$ 193,876	$ 56,338
Cost of revenue	89,939	28,576	216,011	68,351	193,876
Accumulated deficit	(73,910,780)		(73,910,780)		(69,483,666)	(59,381,400)
Total Stockholders' Equity	3,216,346	2,841,825	3,216,346	2,841,825	3,635,312	3,348,668	$ 3,763,750	$ 3,020,095	$ (52,859)
Cost of inventory
Cost of revenue	58,529	4,607	134,725	30,761	101,978	56,338
Freight and shipping
Cost of revenue	5,620	9,334	8,150	10,425	14,494	8,674
Consulting and advisory
Cost of revenue	6,200	11,800	10,400	20,800	30,100	21,569
Royalty and sales commission
Cost of revenue	$ 19,590	2,835	$ 62,736	6,365	47,304	4,664
As Filed [Member]
Cost of revenue					$ 0	$ 0
Accumulated deficit		(60,091,069)		(60,091,069)
Total Stockholders' Equity		2,965,449		2,965,449
Adjustment [Member]
Accumulated deficit		(123,624)		(123,624)
Total Stockholders' Equity		(123,624)		(123,624)
As Restated [Member]
Accumulated deficit		(60,214,693)		(60,214,693)
Total Stockholders' Equity		$ 2,841,825		$ 2,841,825